Short-Term and Long-Term Debt (Details 2) (JPY ¥) In Millions	Mar. 31, 2011
Maturities of long-term debt
2012	¥ 115,699
2013	121,955
2014	93,510
2015	55,526
2016	18,264
2017 and thereafter	484
Total	¥ 405,438